Property, Plant and Equipment	12 Months Ended
Jan. 02, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment consisted of the following:

(In millions)	January 2, 2016	January 3, 2015
Land	$4.1	$4.1
Buildings and improvements	105.6	114.3
Machinery and equipment	211.7	194.9
Software	110.1	102.0
Gross cost	431.5	415.3
Less: accumulated depreciation	299.9	278.5
Property, plant and equipment, net	$131.6	$136.8

Depreciation expense was $33.1 million, $37.6 million and $37.8 million for fiscal years 2015, 2014 and 2013, respectively.
The Company leases machinery, equipment and certain warehouse, office and retail store space under operating lease agreements that expire at various dates through 2031. Certain leases contain renewal provisions and generally require the Company to pay utilities, insurance, taxes and other operating expenses.
Minimum rental payments due under all non-cancelable operating leases for the fiscal years subsequent to January 2, 2016 are as follows:

(In millions)	2016	2017	2018	2019	2020	Thereafter
Minimum rental payments	$53.6	$45.2	$39.1	$34.6	$31.2	$128.5

Rental expense under all operating leases, consisting primarily of minimum rentals, totaled $54.8 million in fiscal 2015, $59.2 million in fiscal 2014 and $55.9 million in fiscal 2013.